U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer:

        Select Advisors Trust C
        311 Pike Street
        Cincinnati, Ohio 45202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

        Touchstone Emerging Growth Fund C
        Touchstone International Equity Fund C
        Touchstone Growth & Income Fund C
        Touchstone Balanced Fund C
        Touchstone Income Opportunity Fund C
        Touchstone Bond Fund C
        Toucshtone Value Plus Fund C                            [ X ]

3.   Investment Company Act File Number: 811-8404

     Securities Act File Number:  33-76146

4(a). Last day of fiscal year for which this Form is filed: December 31, 1999

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).[ X ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)     Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                     $0

     (ii)    Aggregate price of securities redeemed
             or repurchased during the fiscal year:             $0

     (iii)   Aggregate price of securities redeemed
             or repurchased during any PRIOR fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to
             the Commission:                                    $0

     (iv)    Total available redemption credits
             [add items 5(ii) and 5(iii)]:                      $0

     (v)     Net sales -- if item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                   $0

     (vi)    Redemption credits available for use
             in future years -- if Item 5(i) is
             less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:                             $0

     (vii)   Multiplier for determining registration
             fee (See Instruction C.9):                         x.000264

     (viii)  Registration fee due [multiply Item 5(v)
             by Item 5(vii)] (enter "0" if no fee
             is due):                                           = $0
                                                                ------------
                                                                ------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
     state that number here:                                    0.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):           $0

8.   Total of the amount of the registration fee due plus any interest due [Item
     5(viii) plus Item 7]:                                      $0

9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:                           N/A


        CIK#  925596

        Method of Delivery:

                        [  ]  Wire Transfer
                        [  ]  Mail or other means

                                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Timothy F. Osborne
                                ----------------------
                                Timothy F. Osborne
                                Assistant Treasurer
                                Touchstone Select Advisors Trust C

Date: March 30, 2000

*Please print the name and title of the signing officer below the signature.